INTEREST IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2018
INTEREST IN ASSOCIATES [abstract]
Schedule of principal associates

				Percentage
		Particulars	Percentage	of equity
	Form of	of issued	of equity	held by the
	business	and paid	held by the	Company’s	Principal	Country of	Principal place
Name of company	structure	up capital	Company	subsidiaries	activities	incorporation	of business
			%	%
Sinopec Sichuan to East China Gas Pipeline Co., Ltd. ("Pipeline Ltd")	Incorporated	Registered capital RMB 200 million	—	50.00	Operation of natural gas pipelines and auxiliary facilities	PRC	PRC
Sinopec Finance Company Limited ("Sinopec Finance")	Incorporated	Registered capital RMB 18,000 million	49.00	—	Provision of non-banking financial services	PRC	PRC
PAO SIBUR Holding (“SIBUR”)	Incorporated	Registered capital RUB 21,784 million	—	10.00	Processing natural gas and manufacturing petrochemical products	Russia	Russia
Zhongtian Synergetic Energy Company Limited ("Zhongtian Synergetic Energy")	Incorporated	Registered capital RMB 17,516 million	—	38.75	Mining coal and manufacturing of coal-chemical products	PRC	PRC
Caspian Investments Resources Ltd. ("CIR")	Incorporated	Registered capital USD 10,000	—	50.00	Crude oil and natural gas extraction	British Virgin Islands	The Republic of Kazakhstan

Schedule of reconciliation of summarised financial information of associate accounted for using equity method to carrying amount of interest in associate

							Zhongtian
	Pipeline Ltd		Sinopec Finance		SIBUR (i)		Synergetic Energy		CIR
	December 31,		December 31,		December 31,		December 31,		December 31,
	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Current assets	11,317	12,498	161,187	209,837	20,719	22,502	8,232	7,477	5,612	6,712
Non-current assets	40,972	39,320	17,782	16,359	158,938	170,796	51,553	49,961	1,673	1,828
Current liabilities	(933)	(1,020)	(154,212)	(200,402)	(20,554)	(23,293)	(10,668)	(7,252)	(908)	(961)
Non-current liabilities	(3,176)	(3,026)	(6)	(332)	(61,771)	(58,628)	(31,494)	(31,436)	(170)	(673)
Net assets	48,180	47,772	24,751	25,462	97,332	111,377	17,623	18,750	6,207	6,906
Net assets attributable to owners of the Company	48,180	47,772	24,751	25,462	96,761	110,860	17,623	18,750	6,207	6,906
Net assets attributable to non-controlling interests	—	—	—	—	571	517	—	—	—	—
Share of net assets from associates	24,090	23,886	12,128	12,476	9,676	11,086	6,829	7,266	3,104	3,453
Carrying Amounts	24,090	23,886	12,128	12,476	9,676	11,086	6,829	7,266	3,104	3,453

Schedule of summarised statement of comprehensive income of associates

									Zhongtian Synergetic
Year ended	Pipeline Ltd (ii)			Sinopec Finance			SIBUR(i)		Energy			CIR
December 31	2016	2017	2018	2016	2017	2018	2017	2018	2016	2017	2018	2016	2017	2018
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Operating revenues	191	5,644	4,746	2,442	3,542	4,536	52,496	59,927	—	3,569	12,235	2,205	2,563	2,856
Net income/(loss) for the year	51	2,543	2,022	1,526	1,536	1,868	9,601	10,400	—	123	1,142	(3,518)	(610)	583
Other comprehensive (loss)/income	—	—	—	(175)	(246)	(157)	(260)	6,410	—	—	—	662	(334)	116
Total comprehensive income/(loss)	51	2,543	2,022	1,351	1,290	1,711	9,341	16,810	—	123	1,142	(2,856)	(944)	699
Dividends declared by associates	23	—	1,207	—	—	490	221	271	—	—	—	—	—	—
Share of net income/(loss) from associates	26	1,272	1,011	748	753	915	960	1,040	—	48	443	(1,759)	(305)	292
Share of other comprehensive (loss)/income from associates(ii)	—	—	—	(86)	(121)	(77)	(26)	641	—	—	—	331	(167)	58

Note:

(i) Sinopec is able to exercise significant influence in SIBUR since Sinopec has a member in SIBUR’s Board of Director and has a member in SIBUR’s Management Board.
(ii) Including foreign currency translation differences.